Revenue - Schedule of Rollforward of Deferred Revenue (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in Contract with Customer Liability [Roll Forward]
Beginning balance	$ 149,517	$ 93,940	$ 60,602
Revenue recognized	239,109	(249,770)	(185,908)
Revenue deferred	242,233	305,346	219,246
Ending balance	152,641	149,517	93,940
Revenue recognized	(239,109)	249,770	185,908
Revenue deferred	$ 242,233	$ 305,346	$ 219,246